Tax Note - Schedule of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 166,393,000	$ 98,507,000
Intangible asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 3,538,000	4,933,000
Expiry Date Range	NA
Share issue costs and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 5,103,000	6,099,000
Expiry Date Range	2042 - 2045
Loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 76,742,000	72,893,000
Expiry Date Range	2025 - Indefinite
Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 11,298,000	43,000
Expiry Date Range	NA
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 69,712,000	$ 14,539,000
Expiry Date Range	NA